INCOME TAXES - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 86	$ 84
Noncurrent assets	86	84
Deferred tax assets	26,290	27,470
Deferred tax liabilities	32,965	37,108
Noncurrent liabilities	6,675	9,638
Net deferred tax liabilities	$ 6,589	$ 9,554